Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2017
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 8: ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable consist of the following:

	December 31, 2017	December 31, 2016
Trade payable	$21,614	$28,767
Rent payable	230	168
Professional fees payable	429	980

Total accounts payable	$22,273	$29,915

Accrued expenses consist of the following:

	December 31, 2017	December 31, 2016
Accrued salaries	$6,563	$6,142
Taxes	5,002	4,591
Accrued fees	1,086	446
Accrued bond coupon	4,531	4,531
Accrued interest	1,112	39
Other	56	152

Total accrued expenses	$18,350	$15,901